Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Net Property, Plant and Equipment
Net Property, Plant and Equipment

Note 5

Net Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful	December 31,
(Thousands of dollars)	Lives	2013	2012
Land and improvements	0-15 years	$194,237	$186,971
Buildings and improvements	30 years	395,598	384,535
Machinery and equipment	3-20 years	990,553	942,631
Vessels and vehicles	3-18 years	126,502	157,368
Office furniture and fixtures	5 years	30,102	29,972
Construction in progress		40,317	42,879
		1,777,309	1,744,356
Accumulated depreciation and amortization		(913,736)	(900,477)
Net property, plant and equipment		$863,573	$843,879